Note 11 - Property, Plant and Equipment	12 Months Ended
Jun. 30, 2020
Statement Line Items [Line Items]
Disclosure of property, plant and equipment [text block]
1
1
.          Property, plant and equipment

(US dollars in thousands)	Computer Equipment	Motor Vehicles	Plant & Equipment	F ixtures & Fittings	Right-of-Use Assets	Total
Cost
At March 31, 201 8	642	1,997	1,520	174	-	4,333
Foreign exchange	(46)	(148)	(112)	(13)	-	(319)
Additions	73	55	205	15	-	348
Disposals	(126)	(275)	(584)	-	-	(985)
At March 31, 201 9	543	1,629	1,029	176	-	3,377
Change in accounting policy (Note 2.16)	-	(371)	-	-	2,152	1,781
Restated at April 1, 2019	543	1,258	1,029	176	2,152	5,158
Foreign exchange	(5)	(13)	(11)	(2)	(20)	(51)
Additions	7	45	222	16	110	400
Disposals	-	(8)	-	-	-	(8)
At June 3 0 , 2019	545	1,282	1,240	190	2,242	5,499
Foreign exchange	(11)	(26)	(26)	(4)	(46)	(113)
Additions	36	359	189	9	570	1,163
Disposals	(94)	(252)	(171)	-	(483)	(1,000)
At June 30, 2020	476	1,363	1,232	195	2,283	5,549

Depreciation	Computer Equipment	Motor Vehicles	Plant & Equipment	Fixtures & Fittings	Right-of-use Assets	Total
At March 31, 201 8	422	1,173	761	62	-	2,418
Foreign exchange	(34)	(93)	(59)	(5)	-	(191)
Charge for the year	89	222	106	12	-	430
Disposals	(97)	(223)	(165)	-	-	(486)
At March 31, 2019	380	1,079	645	68	-	2,172
Change in accounting policy (Note 2.16)	-	(123)	-	-	318	195
Restated at April 1, 2019	380	956	645	68	318	2,367
Foreign exchange	(3)	(12)	(7)	-	(3)	(25)
Charge for the period	27	1	17	6	163	214
Disposals	-	(8)	-	-	-	(8)
At June 3 0 , 2019	404	937	655	74	478	2,548
Foreign exchange	(7)	(15)	(11)	(1)	(3)	(37)
Charge for the period	55	171	107	13	552	898
Disposals	(79)	(257)	(4)	-	(16)	(346)
At June 30, 2020	373	836	747	86	1,021	3,063

Net book value	Computer Equipment	Motor Vehicles	Plant & Equipment	Fixtures & Fittings	Right-of-use Assets	Total
At March 31, 2018	220	824	759	112	-	1,915
At March 31, 2019	163	550	383	108	-	1,205
At June 30, 2019	141	344	585	116	1,764	2,951
At June 30, 2020	103	527	485	109	1,262	2,486